Convertible Loans (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Mar. 10, 2022	Jul. 06, 2021	Mar. 01, 2021
Convertible Loans (Details) [Line Items]
Other expenses	$ 204,331
Interest expense	110,670	$ 35,658
Securities Purchase Agreement [Member]
Convertible Loans (Details) [Line Items]
Aggregate principal amount				$ 3,105,000
Original issue discount amount	90,000
Legal fees	15,000
Fair value	$ 3,279,000
March Debenture [Member]
Convertible Loans (Details) [Line Items]
Principal amount						$ 2,300,000
Debenture holder a fee percentage						3.50%
Structuring fee						$ 10,000
Common shares (in Dollars per share)	$ 2.5
Average rate	95.00%
Conversion price (in Dollars per share)	$ 0.5
Debenture holder beneficially percentage	4.99%
Principal amount percentage	20.00%
Converted common shares (in Shares)			2,369,501
July Debenture [Member]
Convertible Loans (Details) [Line Items]
Principal amount			$ 1,130,000		$ 2,500,000
Debenture holder a fee percentage					3.50%
Structuring fee					$ 5,000
Common shares (in Dollars per share)	$ 1.5
Average rate	95.00%
Conversion price (in Dollars per share)	$ 0.5
Debenture holder beneficially percentage	4.99%
Principal amount percentage	20.00%
Converted common shares (in Shares)	1,068,078		1,385,533
Remaining balance amount	$ 1,370,000